SCHEDULE OF RESTRICTED STOCK ACTIVITY (Details) - Stardust Power Inc And Subsidiary [Member] - $ / shares	9 Months Ended	10 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, Granted		550,000
Weighted Average Grant Date Fair Value - Granted		$ 0.00001
Number of shares, Vested		(381,875)
Weighted Average Grant Date Fair Value - Vested		$ 0.00001
Number of shares, Forfeited		(100,000)
Weighted Average Grant Date Fair Value - Forfeited		$ 0.00001
Number of shares, Unvested, Ending balance	125,411	68,125
Weighted Average Grant Date Fair Value - Unvested, Ending balance		$ 0.00001
Number of shares, Unvested, Beginning balance	68,125
Weighted Average Grant Date Fair Value - Unvested, Beginning balance	$ 0.00001
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, Granted	2,024,985
Weighted Average Grant Date Fair Value - Granted	$ 8.80
Number of shares, Vested	(247,370)
Weighted Average Grant Date Fair Value - Vested	$ 8.41
Number of shares, Forfeited
Weighted Average Grant Date Fair Value - Forfeited
Number of shares, Unvested, Ending balance	1,777,615
Weighted Average Grant Date Fair Value - Unvested, Ending balance	$ 8.85
Number of shares, Unvested, Beginning balance
Weighted Average Grant Date Fair Value - Unvested, Beginning balance
Restricted Stock Units (RSUs) [Member] | Twenty Twenty Four Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, Granted	1,578,296
Weighted Average Grant Date Fair Value - Granted	$ 11.62
Number of shares, Vested	(74,000)
Weighted Average Grant Date Fair Value - Vested	$ 11.62
Number of shares, Forfeited
Weighted Average Grant Date Fair Value - Forfeited
Number of shares, Unvested, Ending balance	1,504,296
Weighted Average Grant Date Fair Value - Unvested, Ending balance	$ 11.62
Number of shares, Unvested, Beginning balance
Weighted Average Grant Date Fair Value - Unvested, Beginning balance
Revision of Prior Period, Reclassification, Adjustment [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, Granted
Weighted Average Grant Date Fair Value - Granted
Number of shares, Vested	(188,117)
Weighted Average Grant Date Fair Value - Vested	$ 0.000002
Number of shares, Forfeited
Weighted Average Grant Date Fair Value - Forfeited
Number of shares, Unvested, Ending balance	125,411	313,528
Weighted Average Grant Date Fair Value - Unvested, Ending balance	$ 0.000002	$ 0.000002
Number of shares, Unvested, Beginning balance	313,528
Weighted Average Grant Date Fair Value - Unvested, Beginning balance	$ 0.000002